Commitments And Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies
5. Commitments and Contingencies

Operating leases

The Company leases office and laboratory space under non-cancelable operating leases. The Company records rent expense on a straight-line basis over the life of the lease and records the excess of expense over the amounts paid as deferred rent.

Rent expense was approximately $60,200 and $26,900 for the three months ended March 31, 2012 and 2011, respectively. Rent expense was approximately $384,800 for the period from April 19, 2007 (inception) through March 31, 2012.

The Company entered into a new facilities lease at 6275 Nancy Ridge Drive, San Diego, CA 92121. The lease was signed on February 27, 2012 with target occupancy of July 15, 2012. The base rent under the lease is approximately $38,800 per month with 3% annual escalators. The lease term is 48 months with an option for the Company to extend the lease at the end of the lease term.

Future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows:

Year Ending December 31,
2012	$303,229
2013	466,170
2014	466,170
2015	466,170
2016	252,500

Total	$1,954,239

10. Commitments and Contingencies

Operating leases

The Company leases office and laboratory space under non-cancelable operating leases. The Company records rent expense on a straight-line basis over the life of the lease and records the excess of expense over the amounts paid as deferred rent.

Rent expense was approximately $145,200 and $107,500 for the years ended December 31, 2011 and 2010, respectively. Rent expense was approximately $324,600 for the period from April 19, 2007 (inception) through December 31, 2011.

Future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows:

Year Ending December 31,
2012	$125,095
Thereafter	—

Total	$125,095